Average Annual Total Returns (High Yield Bond Portfolio, High Yield Bond Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2013
Average Annual Returns for Periods Ended December 31, 2013
One Year	4.35%
Five Years	14.70%
Ten Years	6.67%
Inception Date	Jun. 03, 1996
Barclays U.S. Corporate High-Yield Bond Index
Average Annual Returns for Periods Ended December 31, 2013
One Year	7.44%
Five Years	18.93%
Ten Years	8.62%
High-Yield Corporate Composite Index
Average Annual Returns for Periods Ended December 31, 2013
One Year	5.90%
Five Years	15.68%
Ten Years	none